Taxation (Tables)	12 Months Ended
Mar. 31, 2022
Taxation
Schedule of income tax expense

	2022	2021	2020
Income tax expense	€m	€m	€m
United Kingdom corporation tax expense/(credit):
Current year	22	24	42
Adjustments in respect of prior years	17	3	(6)
	39	27	36
Overseas current tax expense/(credit):
Current year	993	872	900
Adjustments in respect of prior years	81	(30)	80
	1,074	842	980
Total current tax expense	1,113	869	1,016
Deferred tax on origination and reversal of temporary differences:
United Kingdom deferred tax	(791)	(94)	(318)
Overseas deferred tax	1,008	3,089	552
Total deferred tax expense	217	2,995	234
Total income tax expense	1,330	3,864	1,250

Schedule of tax charged/(credited) directly to other comprehensive income

Tax charged/(credited) directly to other comprehensive income

	2022	2021	2020
	€m	€m	€m
Current tax	–	(17)	(26)
Deferred tax	648	(1,009)	830
Total tax charged/(credited) directly to other comprehensive income	648	(1,026)	804

Schedule of tax charged/(credited) directly to equity	Tax credited directly to equity

	2022	2021	2020
	€m	€m	€m
Deferred tax	–	(2)	–
Total tax credited directly to equity	–	(2)	–

Schedule of factors affecting the tax expense for the year

The table below explains the differences between the expected tax expense, being the aggregate of the Group’s geographical split of profits multiplied by the relevant local tax rates and the Group’s total tax expense for each year.

	2022	2021		2020
	€m	€m		€m
		(restated)*
Continuing profit before tax as shown in the consolidated income statement	3,954	4,400		795

Aggregated expected income tax expense	1,191	1,124		226
Impairment losses with no tax effect	–	–		332
Disposal of Group investments(1)	(8)	(332)		(1,113)
Effect of taxation of associates and joint ventures, reported within profit before tax	(66)	56		728
Deferred tax charge/(credit) following revaluation of investments in Luxembourg	1,455	2,120	*	(348)
Previously unrecognised temporary differences we expect to use in the future, including in Luxembourg	(708)	(45)		(14)
Previously recognised temporary differences and losses we no longer expect to use in the future	74	699	*	–
Current year temporary differences (including losses) that we currently do not expect to use	116	170		352
Adjustments in respect of prior year tax liabilities	13	(10)		(86)
Impact of tax credits and irrecoverable taxes	74	90		52
Deferred tax on overseas earnings	2	–		3
Effect of current year changes in statutory tax rates on deferred tax balances (2)	(667)	(45)		757
Financing costs not deductible/(taxable) for tax purposes	46	(62)		174
Revaluation of assets for tax purposes in Italy and Turkey	(357)	–		–
Expenses not deductible for tax purposes	165	99		187
Income tax expense	1,330	3,864		1,250

Notes:

*

During the year ended 31 March 2022, we revised the calculation of certain impairment reversals recognised by our Luxembourg holding companies for the year ended 31 March 2021; this had no impact on the amount of deferred tax assets recognised at that date but has changed the amount of our unrecognised deferred tax assets by €0.7 billion (unrecognised losses of €2.8 billion).. Further details can be found on page 158. We have adjusted certain 31 March 2021 disclosures as denoted by an *.

1

2021 includes the tax exempt gains relating to the TPG Telecom Limited merger in Australia and Indus Towers Limited in India. 2020 relates to tax exempt disposal gains on Vodafone New Zealand, Vodafone Malta and the merger of the Italian towers with INWIT.

2	2022 includes the increase in future UK tax rate to 25%. 2020 includes the impact of a lower corporate tax rate in Luxembourg and the retention of the 19% corporate tax rate in the UK.

Schedule of analysis of movements in net deferred tax

€m
1 April 2021	19,474
Foreign exchange movements	(29)
Charged to the income statement	(217)
Charged directly to OCI	(648)
Charged directly to equity	–
Arising on acquisitions and disposals	(11)
31 March 2022[1]	18,569

Schedule of other information related to deferred taxes

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred tax
	in income	deferred	deferred tax	amounts	(liability)/
	statement	tax asset	liability	unrecognised	asset
	€m	€m	€m	€m	€m
Accelerated tax depreciation	672	2,589	(1,361)	(58)	1,170
Intangible assets	643	666	(1,801)	11	(1,124)
Tax losses	(1,450)	28,977	–	(10,341)	18,636
Treasury related items	(90)	616	(372)	(562)	(318)
Temporary differences relating to revenue recognition	(9)	3	(666)	–	(663)
Temporary differences relating to leases	(3)	1,754	(1,577)	–	177
Other temporary differences	20	1,148	(379)	(78)	691
31 March 2022[1]	(217)	35,753	(6,156)	(11,028)	18,569

Analysed in the balance sheet, after offset of balances within countries, as:

€m
Deferred tax asset	19,089
Deferred tax liability	(520)
31 March 2022[1]	18,569

At 31 March 2021, deferred tax assets and liabilities, before offset of balances within countries, were as follows:

	Amount				Net
	credited/				recognised
	(expensed)	Gross	Gross	Less	deferred tax
	in income	deferred	deferred tax	amounts	(liability)/
	statement	tax asset*	liability*	unrecognised*	asset
	€m	€m	€m	€m	€m
Accelerated tax depreciation	716	2,331	(2,034)	(9)	288
Intangible assets	336	434	(1,938)	13	(1,491)
Tax losses	(3,292)	30,490	–	(10,400)	20,090
Treasury related items	(9)	761	(37)	(392)	332
Temporary differences relating to revenue recognition	(84)	3	(651)	–	(648)
Temporary differences relating to leases	(34)	1,758	(1,568)	–	190
Other temporary differences	(627)	1,095	(335)	(47)	713
31 March 2021[1]	(2,994)	36,872	(6,563)	(10,835)	19,474

At 31 March 2021, analysed in the balance sheet, after offset of balances within countries, as:

€m
Deferred tax asset	21,569
Deferred tax liability	(2,095)
31 March 2021[1]	19,474

Note:

1	The Group does not discount deferred tax assets. This is in accordance with IAS 12.

Schedule of carry forward of losses and expiration period

As the tax impact of a transaction can be uncertain until a conclusion is reached with the relevant tax authority or through a legal process, the amount ultimately paid may differ materially from the amount accrued and could therefore affect the Group's overall profitability and cash flows in future periods. See Note 29 ‘Contingent liabilities and legal proceedings’ to the consolidated financial statements.

At 31 March 2022, the gross amount and expiry dates of losses available for carry forward are as follows:

	Expiring	Expiring
	within	beyond
	5 years	6 years	Unlimited	Total
	€m	€m	€m	€m
Losses for which a deferred tax asset is recognised	19	259	79,848	80,126
Losses for which no deferred tax is recognised	334	13,162	23,928	37,424
	353	13,421	103,776	117,550

At 31 March 2021, the gross amount and expiry dates of losses available for carry forward were as follows:

	Expiring	Expiring
	within	beyond
	5 years	6 years	Unlimited*	Total
	€m	€m	€m	€m
Losses for which a deferred tax asset is recognised	63	222	86,623	86,908
Losses for which no deferred tax is recognised	245	13,217	26,290	39,752
	308	13,439	112,913	126,660